[Janus Capital Management LLC Letterhead]

February 28, 2019

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	CLAYTON STREET TRUST (the “Registrant”)

1933 Act File No. 333-208542

1940 Act File No. 811-23121

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 7 and Amendment No. 8 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a) of Regulation C under the 1933 Act. The Amendment relates to the following series:

•	Protective Life Dynamic Allocation Series – Conservative Portfolio
•	Protective Life Dynamic Allocation Series – Moderate Portfolio
•	Protective Life Dynamic Allocation Series – Growth Portfolio

The Registrant has marked the individual prospectus and statement of additional information comprising the Amendment to show changes made since Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 30, 2018. As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on April 30, 2019.

If you have any questions regarding this filing, please call me at (303) 336-5065.

Respectfully,

/s/ James D. Kerr

James Kerr

Assistant Secretary

Enclosures (via EDGAR only)

cc:	Byron Hittle, Esq.

Eric Purple, Esq.